FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) ₨ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PKR (₨)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 PKR (₨)
Veon Holdings B.v. Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Facility amount	$ 1,585		$ 1,688
Utilized	0		0
Undrawn borrowing facilities	1,585		1,688
PMCL - Term Facility
Disclosure of detailed information about borrowings [line items]
Facility amount	90	₨ 14,369
Utilized	62	9,999
Undrawn borrowing facilities	28	4,370
Kartel - Term Facility
Disclosure of detailed information about borrowings [line items]
Facility amount	24	10,000
Utilized	12	5,000
Undrawn borrowing facilities	12	₨ 5,000
Veon Holdings B.V. Revolving Credit Facility, available until February 2021
Disclosure of detailed information about borrowings [line items]
Reduced facility amount	1,586		1,586
Veon Holdings B.V. Revolving Credit Facility, available until February 2022
Disclosure of detailed information about borrowings [line items]
Reduced facility amount	$ 1,382
PMCL - Syndicated Term Facility and Islamic Finance Facility
Disclosure of detailed information about borrowings [line items]
Facility amount			291	₨ 45,000
Utilized			103	15,885
Undrawn borrowing facilities			188	29,115
PMCL - Term Facility
Disclosure of detailed information about borrowings [line items]
Facility amount			93	14,369
Utilized			19	2,963
Undrawn borrowing facilities			$ 74	₨ 11,406
Liquidity risk
Disclosure of detailed information about borrowings [line items]
Percentage of debt that will mature in less than one year	5.00%	5.00%	21.00%	21.00%